Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ROYCE CAPITAL FUND
Entity Central Index Key	0001006387
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Royce Capital Fund - Micro-Cap Portfolio - Investment Class
Shareholder Report [Line Items]
Fund Name	Royce Capital Fund—Micro-Cap Portfolio
Class Name	Investment Class
Trading Symbol	RCMCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Capital Fund—Micro-Cap Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Capital Fund—Micro-Cap Portfolio—Investment Class	$59	1.21%
¹Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.21%	[1]
Net Assets	$ 125,000,000
Holdings Count | Holdings	153
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/25
Fund Size (Millions)	$125
Number of Holdings	153
Portfolio Turnover Rate	24%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Magnite	1.4
Bel Fuse Cl. B	1.3
Sprott	1.3
American Superconductor	1.2
Graham Corporation	1.2
Natural Gas Services Group	1.2
Digi International	1.2
CECO Environmental	1.1
Lincoln Educational Services	1.1
NPK International	1.1

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Capital Fund - Micro-Cap Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	Royce Capital Fund—Micro-Cap Portfolio
Class Name	Service Class
Trading Symbol	RCMSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Capital Fund—Micro-Cap Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Capital Fund—Micro-Cap Portfolio—Service Class	$74	1.50%
¹Annualized

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.50%	[2]
Net Assets	$ 125,000,000
Holdings Count | Holdings	153
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/25
Fund Size (Millions)	$125
Number of Holdings	153
Portfolio Turnover Rate	24%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Magnite	1.4
Bel Fuse Cl. B	1.3
Sprott	1.3
American Superconductor	1.2
Graham Corporation	1.2
Natural Gas Services Group	1.2
Digi International	1.2
CECO Environmental	1.1
Lincoln Educational Services	1.1
NPK International	1.1

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Capital Fund - Small-Cap Portfolio - Investment Class
Shareholder Report [Line Items]
Fund Name	Royce Capital Fund—Small-Cap Portfolio
Class Name	Investment Class
Trading Symbol	RCPFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Capital Fund—Small-Cap Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Capital Fund—Small-Cap Portfolio—Investment Class	$58	1.19%
¹Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.19%	[3]
Net Assets	$ 204,000,000
Holdings Count | Holdings	80
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/25
Fund Size (Millions)	$204
Number of Holdings	80
Portfolio Turnover Rate	22%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]
Top 10 Positions
Diebold Nixdorf	2.0
IBEX	2.0
Buckle (The)	2.0
Sanmina Corporation	1.9
Flex	1.9
Evercore Cl. A	1.9
Jabil	1.9
Visteon Corporation	1.8
Tiptree	1.8
Village Super Market Cl. A	1.8

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Capital Fund - Small-Cap Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	Royce Capital Fund—Small-Cap Portfolio
Class Name	Service Class
Trading Symbol	RCSSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Capital Fund—Small-Cap Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Capital Fund—Small-Cap Portfolio—Service Class	$69	1.42%
¹Annualized

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.42%	[4]
Net Assets	$ 204,000,000
Holdings Count | Holdings	80
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/25
Fund Size (Millions)	$204
Number of Holdings	80
Portfolio Turnover Rate	22%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]
Top 10 Positions
Diebold Nixdorf	2.0
IBEX	2.0
Buckle (The)	2.0
Sanmina Corporation	1.9
Flex	1.9
Evercore Cl. A	1.9
Jabil	1.9
Visteon Corporation	1.8
Tiptree	1.8
Village Super Market Cl. A	1.8

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized